Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2021		Mar. 31, 2020
Cash flows from operating activities:
Net loss	$ (326,718)	$ (61,475)	$ (900,233)	[1]	$ 1,010,316	[1]
Adjustments to reconcile net loss to net cash used in operating activities:
Acquired in-process research and development	72,107	41,779	351,523		16,405
Unrealized foreign currency translation adjustment	106	(1,854)	3,826		(5,536)
Share-based compensation	416,581	28,192	84,958		122,572
Gain on sale of business			0		(1,985,949)
Change in fair value of investments	(23,654)	(125,445)	(95,533)		136,005
Gain on sale of investment	(443,754)	0
Change in fair value of debt and liability instruments	17,730	27,273	29,845		(13,722)
Gain on deconsolidation of subsidiary and consolidation of unconsolidated entity	0	(115,364)	(115,364)		(107,344)
Gain on termination of Sumitomo Options	(61,472)	0
Loss from equity method investment	0	3,750	3,750		21,386
Other	7,274	5,754	13,152		31,821
Changes in assets and liabilities, net of effects from acquisition and divestiture:
Accounts payable	56,510	(29)	3,752		6,598
Accrued expenses	18,569	(12,912)	9,225		14,845
Deferred consideration liability			100,000		0
Operating lease liabilities	(2,537)	(2,621)	(5,497)		(8,419)
Other	7,598	1,886	(35,542)		2,272
Net cash used in operating activities	(261,766)	(209,212)	(552,138)		(758,750)
Cash flows from investing activities:
Proceeds from sale of business, net of cash disposed			0		1,772,191
Cash disposed upon deconsolidation of subsidiary	0	(19,085)	(19,085)		(20,049)
Cash acquired upon consolidation of unconsolidated entity	0	21,439	21,439		0
Investments in unconsolidated entities	0	(28,250)	(28,250)		(36,300)
Purchase of marketable securities			0		(32,076)
Maturity of marketable securities			0		16,440
Acquisitions, net of cash acquired			0		(500)
Proceeds from sale of investment	320,170	0
Purchase of property and equipment	(5,100)	(1,609)	(5,806)		(4,916)
Net cash provided by (used in) investing activities	315,070	(27,505)	(31,702)		1,694,790
Cash flows from financing activities:
Proceeds from issuance of the Company's common shares, net			0		999,193
Proceeds from issuance of liability instruments			0		101,567
Proceeds from Business Combination and PIPE Financing	213,424	0
Proceeds from issuance of subsidiary common shares, net of issuance costs paid	0	357,017	455,756		117,658
Proceeds from payment of subscription receivable	100,000	0
Proceeds from issuance of equity by subsidiary upon Business Combination and recapitalization			0		105,930
Purchase of subsidiary common shares			0		(65,544)
Proceeds from issuance of subsidiary convertible and redeemable preferred stock, net			0		28,455
Purchase of subsidiary convertible and redeemable preferred stock			0		(132,907)
Proceeds from subsidiary debt financings, net of financing costs paid	36,400	0	0		83,781
Repayment of long-term debt by subsidiary	(21,590)	0	0		(32,063)
Offering costs paid			(286)		(3,082)
Payment of offering and loan origination costs	(11,843)	0	0		(300)
Repurchase of equity awards	(2,247)	(113)	(113)		(990,014)
Proceeds from exercise of subsidiary stock options	0	182	907		1,407
Net cash provided by financing activities	314,144	357,086	456,264		214,081
Net change in cash, cash equivalents and restricted cash	367,448	120,369	(127,576)		1,150,121
Cash, cash equivalents and restricted cash at beginning of period	2,141,676	2,269,252	2,269,252		1,119,131
Cash, cash equivalents and restricted cash at end of period	2,509,124	2,389,621	2,141,676		2,269,252
Non-cash investing and financing activities:
Operating lease right-of-use assets obtained and exchanged for operating lease liabilities	4,579	1,716	5,491		56,025
Operating lease right-of-use assets and operating lease liabilities, including amounts reclassified from other current liabilities and other liabilities to operating lease liabilities, recognized upon the adoption of ASC 842, Leases, on April 1, 2019			0		43,026
Offering costs included in accounts payable and accrued expenses	8,453	261
Other	$ 0	$ (4,351)	(960)		3,601
Supplemental disclosure of noncash activities:
Conversion Of Subsidiary Convertible Promissory Notes To Common Shares			0		32,500
Subscription Receivable Related To Issuance Of Subsidiary Common Shares			100,000		0
Supplemental disclosure of cash paid:
Income taxes paid			4,076		4,936
Interest paid			$ 2,017		$ 12,158

[1]	Retroactively restated for the stock subdivision as described in Note 1.